Notes Payable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE, NET

NOTE 6 – NOTES PAYABLE, NET

The following is a summary of notes payable as of March 31, 2019 and December 31, 2018:

	March 31, 2019	December 31, 2018

In January 2017, the Company issued a Senior Unsecured Note ("Note") a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for an extension fee of 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in terms of the Note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company's reported amounts. See below	$2,000,000	$2,000,000
Installment loan payable related to a vehicle acquisition payable in monthly payments of $539 per month at an interest rate of 10.8% per annum payable for 36 months	16,510	—
Total Principal Outstanding	$2,016,510	$2,000,000
Unamortized Deferred Debt	(86,845)	(106,886)
Unamortized Deferred Debt Issuance Costs	(32,066)	(39,466)
Notes Payable, Net	$1,897,599	$1,853,648
Notes Payable, current portion	$4,926	$—
Notes Payable, Net of discounts and current portion	1,892,673	1,853,648
	$1,897,599	$1,853,648

The following is a roll-forward of the Company's notes payable and related discounts for the three months ended March 31, 2019:

	Principal Balance:	Debt Issuance Costs:	Debt Discounts:	Total:
Balance at December 31, 2018	$2,000,000	$(39,466)	$(106,886)	$1,853,648
Additions	16,510	—	—	16,510
Amortization	—	7,400	20,041	27,441
Balance at March 31, 2019	$2,016,510	$(32,066)	$(86,845)	$1,897,599

Future maturities of notes payable are as follows as of March 31, 2019:

April 1, 2019 – March 31, 2020	$4,926
April 1, 2020 – March 31, 2021	2,005,485
April 1, 2021 – March 31, 2022	6,099
$2,016,510

NOTE 6 – NOTES PAYABLE, NET

On January 31, 2017, the Company entered into Conversion Agreements with several accredited investors (the “Investors”) pursuant to which substantially all Investors agreed to convert all amounts of notes payable and convertible notes payable due and payable to such persons including interest under the terms of their respective financing or loan agreement as of January 31, 2017 into shares of Company common stock at $0.10 per share. Certain Investors that had a conversion price less than $0.10 converted at such applicable conversion price. The Conversion Agreements resulted in the conversion of notes and convertible notes amounting to approximately $6,331,000 into 84,822,006 shares of Company common stock with a fair value of approximately $21,610,000. The Investors also agreed to waive any existing rights with respect to certain anti-dilution rights contained in their Stock Purchase Warrants. The Company agreed to reduce the exercise of all outstanding Stock Purchase Warrants acquired as part of a financing or loan that had an exercise price in excess of $0.10 per share to $0.10 per share.

As a result of the above agreements associated with the conversion Agreements, the Company recorded a loss on the conversion of debt of approximately $6.0 million (including the effect of the elimination of related conversion feature derivative liabilities – see Note 7), a loss on the modification of warrants of approximately $0.2 million, and a loss on the modification of the derivatives of approximately $0.3 million.

On February 22, 2017, the Company entered into an Agreement and Release the (“February 22, 2017 Agreement”) with a holder of certain debentures that represented final and full payment of all amounts owed under these debentures which included debt with a face value of $300,000, accrued interest of approximately $31,000, cancellation of 3,600,000 warrants previously accounted for as derivative liabilities as well as certain pledged shares (2,500,000 shares) in exchange for $300,000 in cash which was paid in May 2017. As a result of the February 22, 2017 Agreement, the Company recorded a gain on the extinguishment of notes payable of approximately $2.8 million.

See note 7.

The following is a summary of notes payable as of December 31, 2018 and 2017:

	2018	2017

In January 2017, the Company issued a Senior Unsecured Note (“Note”) a face value of $3,000,000, payable two years from issuance, along with an aggregate of 4,500,000 shares of Common Stock, with a fair value of $1,147,500. The Company allocated the proceeds to the common stock based on their relative fair value and recorded a discount of $830,018 to be amortized into interest expense over the two-year term of the note. The Company also paid debt issuance costs consisting of a cash fee of $120,000 and 1,020,000 shares of common stock of the Company with a fair value of $306,000. On April 30, 2018, the Company and the Noteholder agreed to extend the due date of the note until April 30, 2020 for 1,500,000 shares of the Common Stock issued to the Noteholder. The April 2018 change in the terms of this note payable has been determined to be a debt extinguishment in accordance with ASC 470. The reported amounts under the debt extinguishment are not significantly different than that of the Company’s reported amounts.	$2,000,000	$3,000,000
Total Principal Outstanding	2,000,000	3,000,000
Unamortized Deferred Discounts	(106,886)	(455,935)
Unamortized Debt Issuance Costs	(39,466)	(168,345)
Notes Payable, net of current maturities	$1,853,648	$2,375,720

The following is a roll-forward of the Company’s notes payable and related discounts for the years ended December 31, 2018 and 2017:

	Principal	Debt Issuance	Debt
	Balance	Costs	Discounts	Total
Balance at December 31, 2016	$6,065,914	$(243,055)	$(165,841)	$5,657,018
New issuances	3,000,000	(310,790)	(841,727)	1,847,483
Payments/conversions	(6,065,914)	—	—	(6,065,914)
Amortization	—	385,500	551,633	937,133
Balance at December 31, 2017	3,000,000	(168,345)	(455,935)	2,375,720
New issuances	—	—	—	—
Payments/Conversions	(1,000,000)	—	—	(1,000,000)
Amortization	—	128,879	349,049	477,928
Balance at December 31, 2018	$2,000,000	$(39,466)	$(106,886)	$1,853,648

Future maturities of notes payable are as follows for the calendar years 2019 and 2020:

2019	$—
2020	2,000,000
$2,000,000